Fair Value of Financial Instruments	12 Months Ended
Feb. 28, 2015
Fair Value of Financial Instruments [Text Block]
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 28, 2015, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2015
Cash and cash equivalents	$1,702,922	$-	$-	$1,702,922
Derivative liability	-	-	(120,337)	(120,337)
	$1,702,922	$-	$(120,337)	$1,582,585

The Company’s financial assets and financial liabilities as at February 28, 2014, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant
	Prices in	Observable	Unobservable	Balance,
	Active Market	Inputs	Inputs	February 28,
	(Level 1)	(Level 2)	(Level 3)	2014
Cash and cash equivalents	$2,393,784	$-	$-	$2,393,784
Derivative liability	-	-	(284,195)	(284,195)

	$2,393,784	$-	$(284,195)	$(2,109,589)

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).